UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-9651
                                    811-9735

Name of Fund:  Merrill Lynch Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
       Officer, Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch Focus Twenty Fund, Inc.

Schedule of Investments as of August 31, 2005
                                      Beneficial
                                        Interest    Mutual Funds                                                          Value
                               $   1,674,341,001    Master Focus Twenty Trust                                 $     104,015,490

                                                    Total Investments (Cost - $96,227,333) - 100.3%                 104,015,490
                                                    Liabilities in Excess of Other Assets - (0.3%)                    (351,650)
                                                                                                              -----------------
                                                    Net Assets - 100.0%                                       $     103,663,840
                                                                                                              =================


Master Focus Twenty Trust

Schedule of Investments as of August 31, 2005
                                                  Shares
Country             Industry                        Held    Common Stocks                                                   Value
India - 3.0%        IT Services - 3.0%            44,200    Infosys Technologies Ltd.                               $   3,128,918

                                                            Total Common Stocks in India                                3,128,918

Switzerland - 3.5%  Health Care Equipment &       30,600    Alcon, Inc.                                                 3,612,330
                    Supplies - 3.5%

                                                            Total Common Stocks in Switzerland                          3,612,330


United              Aerospace & Defense - 6.6%    54,400    Boeing Co.                                                  3,645,888
States - 92.1%                                    52,300    Lockheed Martin Corp.                                       3,255,152
                                                                                                                    -------------
                                                                                                                        6,901,040

                    Capital Markets - 3.5%        32,400    Goldman Sachs Group, Inc. (d)                               3,602,232

                    Chemicals - 3.1%              75,500    The Dow Chemical Co.                                        3,261,600

                    Communications               202,400    Corning, Inc. (a)                                           4,039,904
                    Equipment - 3.9%

                    Energy Equipment &            66,500    Baker Hughes, Inc. (d)                                      3,906,875
                    Services - 21.5%              99,500    Grant Prideco, Inc. (a)                                     3,667,570
                                                  58,600    Halliburton Co. (d)                                         3,631,442
                                                  57,900    National Oilwell Varco, Inc. (a)(d)                         3,717,759
                                                  44,000    Schlumberger Ltd.                                           3,794,120
                                                  62,200    Transocean, Inc. (a)(d)                                     3,672,288
                                                                                                                    -------------
                                                                                                                       22,390,054

                    Health Care Providers &       74,700    Caremark Rx, Inc. (a)                                       3,490,731
                    Services - 13.8%              47,600    Coventry Health Care, Inc. (a)                              3,808,000
                                                  71,800    Humana, Inc. (a)                                            3,457,888
                                                  49,100    WellPoint, Inc. (a)                                         3,645,675
                                                                                                                    -------------
                                                                                                                       14,402,294

                    Hotels, Restaurants &         64,300    Starbucks Corp. (a)                                         3,153,272
                    Leisure - 6.3%                57,700    Starwood Hotels & Resorts Worldwide, Inc.                   3,363,910
                                                                                                                    -------------
                                                                                                                        6,517,182

                    Household Products - 3.4%     63,100    Procter & Gamble Co.                                        3,500,788

                    IT Services - 3.1%            71,100    Cognizant Technology Solutions Corp. (a)                    3,237,183

                    Industrial                    43,700    3M Co.                                                      3,109,255
                    Conglomerates - 3.0%

                    Internet Software &           11,200    Google, Inc. (a)                                            3,203,200
                    Services - 6.1%               94,700    Yahoo!, Inc. (a)                                            3,157,298
                                                                                                                    -------------
                                                                                                                        6,360,498

                    Machinery - 7.3%              68,900    Caterpillar, Inc.                                           3,823,261
                                                  34,400    ITT Industries, Inc.                                        3,753,728
                                                                                                                    -------------
                                                                                                                        7,576,989

                    Oil, Gas & Consumable         37,400    Valero Energy Corp.                                         3,983,100
                    Fuels - 3.8%

                    Pharmaceuticals - 3.5%       133,500    MGI Pharma, Inc. (a)                                        3,599,160

                    Software - 3.2%               59,000    Electronic Arts, Inc. (a)                                   3,379,520

                                                            Total Common Stocks in the United States                   95,860,799

                                                            Total Common Stocks
                                                            (Cost - $94,813,890) - 98.6%                              102,602,047


                                              Beneficial
                                                Interest    Short-Term Securities
                                           $   1,586,119    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I (b)                                                1,586,119
                                               9,640,500    Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series (b)(c)                                               9,640,500

                                                            Total Short-Term Securities
                                                            (Cost - $11,226,619) - 10.8%                               11,226,619

                                                            Total Investments
                                                            (Cost - $106,040,509*) - 109.4%                           113,828,666
                                                            Liabilities in Excess of Other Assets - (9.4%)            (9,813,176)
                                                                                                                    -------------
                                                            Net Assets - 100.0%                                     $ 104,015,490
                                                                                                                    =============

  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     106,040,509
                                                  =================
    Gross unrealized appreciation                 $       8,910,518
    Gross unrealized depreciation                       (1,122,361)
                                                  -----------------
    Net unrealized appreciation                   $       7,788,157
                                                  =================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                        Interest
    Affiliate                                      Net Activity           Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                  $       625,321     $     26,538
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                  $   (2,236,508)     $      8,412


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

    For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 19, 2005